CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investments impairment (in Dollars)	$ 445,000	$ 320,000
Convertible notes payable, discount (in Dollars)	280,892	0
Convertible notes payable, discount (in Dollars)	$ 355,753	$ 442,118
Preferred stock, stated value (in Dollars per share)	$ 0.0010	$ 0.0010
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	1,000,000	0
Preferred stock, shares outstanding	1,000,000	0
Common Stock, par value (in Dollars per share)	$ 0.0010	$ 0.0010
Common Stock, issued	616,908	208,087
Common Stock, outstanding	616,858	208,087